Revenue (Details) - USD ($)	1 Months Ended				3 Months Ended		12 Months Ended
	Jun. 30, 2024	May 31, 2024	Mar. 31, 2023	Feb. 13, 2023	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue (Details) [Line Items]
Cost of revenue					$ 9,900,000	$ 11,800,000
Contract liabilities			$ 15,800,000		15,800,000	9,900,000
Net losses					6,700,000	2,400,000
Variable consideration amount					0				$ 0
Loss on contracts					$ 900,000	$ 0
Contract percentage					97.00%
Contract complete percentage				60.00%	86.00%
Contract liabilities					$ 400,000				1,900,000
Potential amount					7,800,000				8,400,000	$ 7,800,000
Long Term Contract Percent Complete						10.00%
Contract liabilities, current					$ 600,000				2,200,000
Revenue, Remaining Performance Obligation, Amount									$ 87,000,000
Recognize revenue percentage			10.00%		10.00%				10.00%
Amortization expense									$ 43,300,000	45,700,000
Revenue recognized									31,400,000	30,500,000
Variable consideration									0	0
Changes in contract price									11,100,000
Estimated contract costs										11,700,000
Contract anticipated percentage			100.00%
Other current liabilities			$ 22,257,000		$ 22,257,000				$ 15,178,000	3,292,000
Remaining performance obligations description									the aggregate amount of the transaction price allocated to remaining fixed price performance obligations was $101.4 million. The Company expects to recognize revenue on approximately 80-85% of the remaining performance obligations over the next 12 months, 15-20% recognized in 2024 and the remaining thereafter. Remaining performance obligations do not include variable consideration that was determined to be constrained as of December 31, 2022.
Minimum [Member]
Revenue (Details) [Line Items]
Recognize revenue percentage			75.00%		75.00%
Maximum [Member]
Revenue (Details) [Line Items]
Recognize revenue percentage			80.00%		80.00%
Remaining Performance Obligations [Member] | Minimum [Member]
Revenue (Details) [Line Items]
Recognize revenue percentage			20.00%		20.00%
Remaining Performance Obligations [Member] | Maximum [Member]
Revenue (Details) [Line Items]
Recognize revenue percentage			25.00%		25.00%
Second Contract [Member]
Revenue (Details) [Line Items]
Potential amount									$ 8,400,000	$ 8,400,000
Variable consideration									$ 0
Contract anticipated percentage							100.00%	85.00%
Contract percentage									32.50%	4.00%
Estimated contract losses									$ 9,900,000	$ 18,500,000
Third Contract [Member]
Revenue (Details) [Line Items]
Loss on contracts										$ 0
Estimated contract costs									$ 6,000,000
Contract anticipated percentage									100.00%
Contract percentage										69.10%
Estimated contract losses									$ 1,900,000
Loss contracts [Member]
Revenue (Details) [Line Items]
Contract complete percentage									96.00%	83.00%
Contract [Member]
Revenue (Details) [Line Items]
Other current liabilities									$ 400,000	$ 3,900,000
Forecast [Member]
Revenue (Details) [Line Items]
Contract percentage					100.00%
Long Term Contract Percent Complete	100.00%	100.00%
Cumulative Favorable [Member]
Revenue (Details) [Line Items]
Loss on contracts									9,300,000
Cumulative Unfavorable Changes [Member]
Revenue (Details) [Line Items]
Loss on contracts										31,500,000
Potential amount									8,100,000
Favorable [Member]
Revenue (Details) [Line Items]
Estimated contract costs									4,700,000
Unfavorable Changes [Member]
Revenue (Details) [Line Items]
Estimated contract costs										$ 19,300,000
Commercial Lunar Payload Services Contract One [Member]
Revenue (Details) [Line Items]
Variable consideration amount					$ 0
Total potential amount					8,100,000
Loss on contracts					5,400,000	$ 2,400,000
Contract liabilities					500,000
Commercial Lunar Payload Services Contract Two [Member]
Revenue (Details) [Line Items]
Loss on contracts					200,000	$ 0
Contract liabilities					$ 8,200,000				$ 7,700,000
Long Term Contract Percent Complete					40.00%
Commercial Lunar Payload Services Contract Three [Member]
Revenue (Details) [Line Items]
Contract liabilities					$ 1,600,000
Long Term Contract Percent Complete					78.00%